Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2024
Marketable Securities [Abstract]
Schedule of marketable securities classified as available-for-sale securities
	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$158	$-	$1,437
Government debentures	6,069	-	(579)	5,490
Corporate debentures	29,930	270	(782)	29,418
	$37,278	$428	$(1,361)	$36,345

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$65	$-	$1,344
Government debentures	1,158	-	(440)	718
Corporate debentures	19,386	118	(1,163)	18,341
	$21,823	$183	$(1,603)	$20,403

Schedule of marketable securities by contractual maturities
December 31, 2024
(in thousands)
Within one year	$2,972
After one year through five years	17,818
After 5 years through 10 years	7,213
After 10 years	649
$28,652

Schedule of fair value and gross unrealized losses of marketable securities
	December 31, 2023		December 31, 2024
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	-	-	4,841	(70)
Corporate debentures	488	(5)	12,251	(204)

Total	$488	$(5)	$17,092	$(274)
	December 31, 2023		December 31, 2024
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	1,157	(440)	649	(509)
Corporate debentures	18,866	(1,157)	8,591	(578)

Total	$20,023	$(1,597)	$9,240	$(1,087)